Introduction and overview of Group's risk management - Financial instruments by category - Financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 4,145.8	$ 4,228.4
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	431.1
Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,145.8	4,218.2
Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		10.2
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,234.4	3,347.9
Borrowings | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	96.7
Borrowings | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,234.4	3,347.9
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173.4	232.9
Trade payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173.4	232.9
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	91.8	84.8
Other payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	91.8	84.8
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	646.2	552.6
Lease liabilities | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 646.2	552.6
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		10.2
Derivatives | Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		$ 10.2